Borrowings - Schedule of Stated Maturities and Future Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stated Maturities and Future Scheduled Principal Repayments [Abstract]
2024
2025
2026
2027	11,959
Total debt principal payments	11,959
Add: unamortized debt premium	1,320
Total Amended Senior Notes	$ 13,279	$ 13,340